Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of fair value of each equity-based award is estimated period

Stock price volatility	175%
Expected term	5 years
Discount rate	3.30%
Expected dividends	0%

Stock price volatility	190%
Expected term	1 year
Risk-free interest rate	3.21%
Expected dividends	0%

Stock price volatility	190%
Expected term	1 year
Risk-free interest rate	3.21%
Expected dividends	0%

Schedule of warrant status

	Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2022	600,000	$0.50
Granted	1,000,000	0.01
Forfeited	-	-
Outstanding, September 30, 2022	1,600,000	$0.048

Exercisable, end of period	$600,000	$0.50

	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	-	$ -
Granted	600,000	0.50
Forfeited	-	-
Outstanding, end of year	600,000	$ 0.50

Exercisable, end of year	600,000

Schedule of warrants outstanding

	Exercise	Number	Number	Weighted Average	Intrinsic
Warrants	Price	Exercisable	Outstanding	Remaining Life	Value
600,000	$ 0.50	600,000	600,000	4.75 years	$ 0
1,000,000	$ 0.01	-	1,000,000	5 years	$ 150,000

Warrants	Exercise price	Number Exercisable	Number Outstanding	Weighted Average Remaining Life	Intrinsic Value
600,000	$ 0.50	600,000	600,000	5 years	Amount is negligible